Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Commitments And Contingent Liabilities [abstract]
Disclosure of quantities available to supply by fiscal period
Year	Commitment
2020	350 kilograms
2021	650 kilograms
2022	1,000 kilograms
2023	1,000 kilograms
2024	1,000 kilograms